July 29, 2016

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Prime Reserve Fund, Inc. (“Registrant”)
 File Nos.: 002-54926/811-2603

Dear Mr. O’Connor:

Pursuant to Section 6 of the Securities Act of 1933, as amended (the “1933 Act”) and Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), we are hereby filing Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) since the T. Rowe Price Prime Reserve Fund (the “Fund”) will be making material changes to its overall investment program. As noted in the filing, the Fund intends to qualify as a “government money market fund” in accordance with amendments to Rule 2a-7 under the 1940 Act that go into effect on October 14, 2016. The Amendment reflects certain changes and additions to the Fund’s registration statement that are being made in connection with the Fund’s conversion to a government money market fund, including, among other things: (1) the Fund’s name change from the T. Rowe Price Prime Reserve Fund to the T. Rowe Price Government Money Fund; (2) the Fund’s adoption of two new policies, (a) that the Fund will invest at least 80% of its net assets in government securities and repurchase agreements that are collateralized by government securities, and (b) that on or before October 14, 2016 the Fund will invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash; (3) updated disclosure regarding the fund’s principal investment strategies in Sections 1 and 2 of the prospectus; (4) updated risk disclosure in Sections 1 and 2 of the prospectus; (5) the removal of references to credit ratings, in accordance with the amendments to Rule 2a-7 under the 1940 Act; and (6) updating the Fund’s operating policy regarding the Fund’s diversification requirements pursuant to the amendments to Rule 2a-7 under the 1940 Act.

We note that the information contained in Section 3 of the prospectus, which previously was Section 2 and applied to all T. Rowe Price retail prospectuses, now only applies to T. Rowe Price retail and government money market funds. Section 2 of the prospectus contains information that was previously in Section 3.

The Statement of Additional Information is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds).

The filing is scheduled to go effective on October 1, 2016, which coincides with the Fund’s annual update.

Please contact me at 410-345-6646, or in my absence, Vicki S. Horwitz at 410-577-5024, if we may be of further assistance.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.